Risk Assurance Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Guarantees and Product Warranties [Abstract]
Summary of Movement of Risk Assurance Liabilities

The movement of risk assurance liabilities during the years ended December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Balance at the beginning of the year	149,787,763	129,935,457	18,898,328
Fair value of risk assurance liabilities upon the inception of new loans	93,633,337	121,328,889	17,646,555
Performed risk assurance liabilities	(74,618,769)	(77,700,252)	(11,301,033)
Net loss (gain) on risk assurance liabilities	(38,866,874)	(353,731)	(51,448)

Balance at the end of the year	129,935,457	173,210,363	25,192,402